UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Address of Principal Executive Offices) (Zip Code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Name and Address of Agent for Service)

With copy to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	StockCar Stocks Index Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 90.22%

Amusement And Recreation Services - 5.66%
15,565	Dover Motorsports, Inc.	$ 20,234
2,500	International Speedway Corp. - Class A	71,825
3,600	RC2 Corp. *	38,412
3,200	Speedway Motorsports, Inc.	51,552
		182,023
Banks - 0.87%
1,980	Bank Of America Corp.	27,878

Beverages - 2.35%
1,468	Brown Forman Corp.	75,587

Building Materials, Hardware And Garden Supply - 4.50%
3,200	The Home Depot, Inc.	73,664
3,300	Lowes Co., Inc.	71,016
		144,680
Business Services - 4.37%
5,275	Aaron Rents, Inc.	140,420

Chemicals And Allied Products - 1.65%
2,100	E.I. Du Pont De Nemours & Co.	53,130

Communications - 2.50%
2,475	AT&T, Inc.	70,538
5,451	Sprint Nextel Corp. *	9,975
		80,513
Crude Petroleum & Natural Gas - 1.96%
1,225	Royal Dutch Shell Plc.	63,002

Electronic & Other Electrical Equipment, except Computers - 4.68%
8,700	Infineon Technologies AG - ADR * †	12,180
31,000	Sirius XM Radio, Inc. *	3,720
3,950	Sony Corp.	86,387
3,100	Texas Instruments, Inc.	48,112
		150,399
Food And Related Products - 16.16%
1,700	Coca-Cola Co.	76,959
1,350	Diageo Plc.	76,599
1,750	General Mills, Inc.	106,313
2,050	Kellogg Co.	89,892
1,950	Molson Coors Brewing Co.	95,394
1,360	Pepsico, Inc.	74,487
		519,644
General Merchandise Stores - 2.64%
7,300	Office Depot, Inc. *	21,754
1,825	Target Corp.	63,017
		84,771
Heating Equipment, Except Electic & Warm Air & Plumbing - 1.80%
1,400	Fortune Brands, Inc.	57,792

Industrial And Commercial Machines - 3.50%
1,275	The Black & Decker Corp.	53,308
1,325	Caterpillar, Inc.	59,188
		112,496
Motor Freight Transportation And Warehousing - 4.25%
950	Fedex Corp.	60,943
1,375	United Parcel Service, Inc.	75,845
		136,788
Motor Vehicles & Passenger Car Bodies - 1.93%
950	Toyota Motor Corp.	62,168

Petroleum Refining And Related Industries - 9.56%
1,100	Chevron Corp.	81,367
1,350	Exxon Mobil Corp.	107,771
1,700	Marathon Oil Corp.	46,512
1,650	Sunoco, Inc.	71,709
		307,359
Pharmaceutical Preparations - 2.32%
2,000	Glaxosmithkline Plc ADR	74,540

Printing, Publishing And Allied Industries - 1.38%
4,625	News Corp. - Class B	44,308

Property & Casualty Insurance - 1.96%
1,925	Allstate Corp.	63,063

Retail-Auto & Home Supply Stores - 5.22%
5,463	O'Reilly Automotive, Inc.	167,933

Rubber And Miscellaneous Products - 1.75%
3,600	Goodyear Tire & Rubber Co. *	21,492
3,560	Newell Rubbermaid, Inc.	34,817
		56,309
Services - Miscellaneous Amusement & Recreation - 2.12%
3,000	Walt Disney Co.	68,070

Surgery & Medical Instruments -2.37%
1,325	3M Co.	76,240

Transportation Equipment - 4.02%
15,125	Ford Motor Co. *	34,636
4,150	General Motors Corp.	13,280
2,150	Genuine Parts Co. (Napa)	81,399
		129,315

Wholesale Trade - Non-Durable - 0.70%
2,150	Ashland, Inc.	22,596

TOTAL FOR COMMON STOCK (Cost $4,180,887) - 90.22%		$ 2,901,024

UNIT INVESTMENT TRUSTS - 3.23%
1,150	Standard & Poors Depository Receipts	103,776

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $148,096) - 3.23%		$ 103,776

SHORT TERM INVESTMENTS - 5.54%
178,259	First American Prime Obligation Fund Class Y 1.34% ** (Cost $178,259)	178,259

TOTAL INVESTMENTS (Cost $4,507,242) - 98.99%		$ 3,183,059

OTHER ASSETS LESS LIABILITIES - 1.01%		32,198

NET ASSETS - 100.00%		$ 3,215,257

* Non-income producing securities during the period
† ADR - American Depositary Receipts
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Stock Car Stocks Index Fund
1. SECURITY TRANSACTIONS
At December 31, 2008, the net unrealized depreciation on investments, based on total cost for federal income tax purposes of $4,507,242, amounted to $1,324,183, which consisted of aggregate gross unrealized appreciation of
$433,944 and aggregate gross unrealized depreciation of $1,758,127.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements
("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on a specific measurement date. FAS 157 also establishes a framework for measuring fair value utilizing a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or a liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.
Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based upon the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security.

The following table summarizes the valuation of the Fund's investments by the fair value three- tier hierarchy levels at December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,183,059	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,183,059	$ -

*Other financial instruments, if owned, are derivative instruments, not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

 ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/ David W. Dube

David W. Dube

President

Date February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David W. Dube

David W. Dube

President

Date February 19, 2009